Pledged assets and collateral	12 Months Ended
Mar. 31, 2017
Pledged assets and collateral

9. Pledged assets and collateral

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2016 and 2017:

	2016	2017
	(in billions of yen)
Interest-bearing deposits in other banks	69	51
Trading account assets	7,939	6,577
Investments	10,254	8,213
Loans	5,871	7,468
Other assets	1,322	1,588

Total	25,455	23,897

The associated liabilities collateralized by the above assets at March 31, 2016 and 2017 are summarized below:

	2016	2017
	(in billions of yen)
Deposits	813	919
Payables under repurchase agreements	6,182	6,109
Payables under securities lending transactions	2,790	1,460
Other short-term borrowings	657	686
Long-term debt	5,545	4,220

Total	15,987	13,394

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. At March 31, 2016 and 2017, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥34,377 billion and ¥44,741 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,322 billion and ¥1,462 billion at March 31, 2016 and 2017, respectively.

At March 31, 2016 and 2017, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥12,116 billion and ¥13,395 billion, respectively, of which ¥11,616 billion and ¥12,988 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale or securities borrowing agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales.